Current Expected Credit Losses (Tables)	6 Months Ended
Jun. 30, 2020
Credit Loss [Abstract]
Movement in the allowance for credit losses and classification of credit loss expense
The following table summarizes the movement in the allowance for credit losses for the three and six months ended June 30, 2020:

(In $ millions)	Allowance for credit losses - trade receivables	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
As at January 1, 2020	—	—	15	128	143
Credit loss expense	—	—	18	2	20
As at March 31, 2020	—	—	33	130	163
Credit loss expense	—	5	36	2	43
As at June 30, 2020	—	5	69	132	206

The below table shows the classification of the credit loss expense within the consolidated statement of operations.

(In $ millions)	Three months ended June 30, 2020	Six months ended June 30, 2020
Management contract expenses	41	50
Other financial items	2	13
Total	43	63